On behalf of Bluepoint Trust (the “Fund”), a series of Bluepoint Investment Series Trust, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format. The interactive data files included as an exhibit to this filing relate to the prospectus filed with the Securities and Exchange Commission on behalf of the Fund pursuant to Rule 497(e) on March 10, 2016 (Accession No. 0000930413-16-005958), which is incorporated by reference into this Rule 497 Document.